Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
C000099049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Emerging Markets AlphaDEX® Fund
Account Value		$ 15,006	$ 15,006	$ 15,006	$ 15,775	$ 14,435	$ 13,315	$ 13,019		$ 12,598	$ 15,197	$ 15,779	$ 14,083	$ 11,583	$ 14,212	$ 13,203	$ 11,863	$ 13,282	$ 14,037	$ 11,573	$ 10,068	$ 9,341	$ 8,689	$ 10,819	$ 10,000
Average Annual Return, Percent		3.97%	1.09%	4.14%
C000099050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Europe AlphaDEX® Fund
Account Value		$ 16,173	$ 16,173	$ 16,173	16,337	15,596	14,650		$ 13,444	12,875	17,429	16,781	14,952	11,655	14,247	13,208	11,455	14,074	14,084	12,399	10,381	9,636	10,253	10,643	10,000
Average Annual Return, Percent		3.71%	2.57%	4.92%
C000099053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust China AlphaDEX® Fund
Account Value		$ 13,507	$ 13,507	$ 13,507	13,063	11,700	12,390	12,902		14,680	15,564	17,244	15,751	12,857	13,868	13,240	11,818	14,157	14,390	11,371	9,087	8,682	9,562	11,710	10,000
Average Annual Return, Percent		15.43%	(0.53%)	3.05%
C000099052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Brazil AlphaDEX® Fund
Account Value		$ 12,045	$ 12,045	$ 12,045	13,501	15,511	13,868	12,145		11,126	11,972	14,877	13,155	10,506	16,336	13,935	11,582	9,659	11,718	9,552	9,306	8,399	5,820	8,912	10,000
Average Annual Return, Percent		(22.45%)	(5.91%)	1.88%
C000099056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Developed Markets ex-US AlphaDEX® Fund
Account Value		$ 15,013	$ 15,013	$ 15,013	14,960	14,027	13,355	12,317		12,060	15,126	15,253	13,664	11,118	13,062	12,437	11,207	13,548	13,924	12,147	10,425	9,872	10,068	10,850	10,000
Average Annual Return, Percent		7.02%	2.83%	4.15%
C000111812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust United Kingdom AlphaDEX® Fund
Account Value		$ 13,766	$ 13,766	$ 13,766	13,434	12,746	11,322	10,569		10,228	13,821	13,512	11,604	8,859	12,246	10,650	9,252	11,432	11,036	9,819	8,789	8,770	10,474	11,112	10,000
Average Annual Return, Percent		8.01%	2.37%	3.25%
C000147004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Eurozone AlphaDEX® ETF
Account Value		$ 16,179	$ 16,179	$ 16,179	16,353	15,876	15,322	13,721		12,826	17,076	16,853	15,129	12,119	14,451	13,572	11,928	14,469	14,877	13,091	10,923	9,822	10,355	10,630	10,000
Average Annual Return, Percent		1.88%	2.29%	4.93%
C000099051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Latin America AlphaDEX® Fund
Account Value		$ 11,950	$ 11,950	$ 11,950	13,504	15,451	13,926	11,919		11,321	11,665	13,181	12,497	9,321	14,253	12,982	11,288	10,858	12,204	10,529	10,128	8,906	7,092	9,457	10,000
Average Annual Return, Percent		(22.67%)	(3.47%)	1.80%
C000099054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Japan AlphaDEX® Fund
Account Value		$ 14,149	$ 14,149	$ 14,149	13,695	13,369	12,340	10,920		10,409	12,414	12,599	12,500	11,160	12,291	11,365	11,354	12,921	13,787	11,916	10,881	10,314	10,573	11,250	10,000
Average Annual Return, Percent		5.84%	2.86%	3.53%
C000111808 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Germany AlphaDEX® Fund
Account Value		$ 13,382	$ 13,382	$ 13,382	12,822	13,199	13,077	11,693		10,990	16,796	17,693	15,885	12,422	13,473	12,640	11,129	13,672	14,919	12,441	10,363	9,861	10,193	10,553	10,000
Average Annual Return, Percent		1.39%	(0.14%)	2.96%
C000099057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Account Value		$ 13,412	$ 13,412	$ 13,412	13,479	12,917	12,293	11,672		11,665	13,833	15,418	13,463	10,129	11,718	11,969	10,915	12,789	13,766	12,275	10,127	10,206	10,098	11,078	10,000
Average Annual Return, Percent		3.84%	2.74%	2.98%
C000111811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust India NIFTY 50 Equal Weight ETF
Account Value		$ 19,158	$ 19,158	$ 19,158	20,205	18,152	15,826	14,565		13,305	15,243	14,039	12,087	8,740	10,922	11,432	10,845	11,183	11,143	10,757	9,093	8,703	8,243	10,464	10,000
Average Annual Return, Percent		5.27%	11.90%	6.72%
C000112037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Emerging Markets Small Cap AlphaDEX® Fund
Account Value		$ 17,698	$ 17,698	$ 17,698	18,342	16,948	15,669	16,421		14,297	16,202	18,081	15,626	12,246	14,371	12,426	11,324	13,135	14,411	11,966	9,832	9,457	8,661	10,574	10,000
Average Annual Return, Percent		4.43%	4.25%	5.87%
C000111810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Switzerland AlphaDEX® Fund
Account Value		$ 20,210	$ 20,210	$ 20,210	20,554	20,466	18,985	16,765		16,054	21,188	19,602	17,755	14,276	15,506	14,685	12,315	14,184	14,508	13,391	11,053	10,449	10,606	10,674	10,000
Average Annual Return, Percent		(1.25%)	5.44%	7.29%
C000112036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Account Value		$ 16,284	$ 16,284	$ 16,284	16,292	15,787	14,800	14,205		13,362	16,713	16,992	15,045	11,389	13,412	12,278	11,259	13,972	14,820	12,548	10,878	10,365	10,565	11,169	10,000
Average Annual Return, Percent		3.14%	3.96%	5.00%
Nasdaq Emerging MarketsTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Emerging MarketsTM Index
Account Value		$ 15,911	$ 15,911	$ 15,911	15,476	14,235	13,526	12,812		12,873	15,127	16,495	15,093	11,914	13,692	12,886	11,596	12,147	13,063	11,295	9,731	9,319	8,630	10,348	10,000
Average Annual Return, Percent		11.79%	3.05%	4.75%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 14,293	$ 14,293	$ 14,293	14,289	13,293	12,695	12,103		12,476	15,146	16,699	15,541	11,851	13,136	12,266	11,091	12,120	12,985	11,202	9,459	9,053	8,508	10,295	10,000
Average Annual Return, Percent		7.50%	1.70%	3.64%
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Account Value		$ 16,258	$ 16,258	$ 16,258	16,900	15,972	15,132		13,322	12,423	15,684	15,078	13,487	11,162	12,797	11,973	10,339	11,752	12,144	11,162	9,676	9,217	9,715	10,382	10,000
Average Annual Return, Percent		1.79%	4.90%	4.98%
Nasdaq Developed Markets EuropeTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Developed Markets EuropeTM Index
Account Value		$ 16,177	$ 16,177	$ 16,177	16,699	15,885	15,016		$ 13,298	12,431	15,911	15,351	13,730	11,231	12,898	11,995	10,395	11,928	12,336	11,338	9,802	9,316	9,868	10,447	10,000
Average Annual Return, Percent		1.84%	4.63%	4.93%
Nasdaq ChinaTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq ChinaTM Index
Account Value		$ 11,432	$ 11,432	$ 11,432	9,735	9,074	9,996	10,669		12,043	13,379	17,699	16,965	14,723	14,306	13,483	11,999	13,860	14,274	11,619	9,827	9,210	9,578	11,673	10,000
Average Annual Return, Percent		25.98%	(4.39%)	1.35%
MSCI China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI China Index
Account Value		$ 12,044	$ 12,044	$ 12,044	10,564	10,086	10,738	11,358		12,910	14,548	18,925	18,585	14,856	14,352	13,132	11,624	14,078	14,329	11,613	9,301	8,786	9,218	11,465	10,000
Average Annual Return, Percent		19.42%	(3.44%)	1.88%
Nasdaq BrazilTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq BrazilTM Index
Account Value		$ 11,502	$ 11,502	$ 11,502	13,313	15,898	14,168	11,526		10,595	10,758	15,130	13,686	10,221	17,011	15,409	13,027	10,370	12,931	10,652	10,390	8,993	6,092	9,062	10,000
Average Annual Return, Percent		(27.67%)	(7.53%)	1.41%
MSCI Brazil Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Brazil Index
Account Value		$ 10,818	$ 10,818	$ 10,818	12,525	15,406	13,565	11,610		10,450	10,170	13,624	12,313	9,296	15,204	13,951	12,037	10,005	12,096	10,038	9,746	8,580	5,863	9,130	10,000
Average Annual Return, Percent		(29.77%)	(6.58%)	0.79%
MSCI United Kingdom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI United Kingdom Index
Account Value		$ 14,537	$ 14,537	$ 14,537	14,456	13,520	12,847	11,848		11,348	12,448	11,821	10,506	9,005	11,734	10,948	9,695	11,175	11,293	10,157	9,235	8,962	9,244	10,200	10,000
Average Annual Return, Percent		7.54%	4.37%	3.81%
Nasdaq United KingdomTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq United KingdomTM Index
Account Value		$ 14,455	$ 14,455	$ 14,455	14,272	13,443	12,766	11,746		11,178	12,914	12,384	11,025	9,203	12,006	11,020	9,766	11,404	11,513	10,288	9,303	9,001	9,504	10,362	10,000
Average Annual Return, Percent		7.53%	3.78%	3.75%
Nasdaq EurozoneTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq EurozoneTM Index
Account Value		$ 16,596	$ 16,596	$ 16,596	16,892	16,227	15,523	13,277		12,162	16,181	15,973	14,284	11,552	13,225	12,427	10,719	12,587	13,050	11,998	10,171	9,312	10,001	10,439	10,000
Average Annual Return, Percent		2.27%	4.65%	5.20%
Nasdaq Latin AmericaTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Latin AmericaTM Index
Account Value		$ 10,313	$ 10,313	$ 10,313	11,828	13,951	12,495	10,193		9,353	9,663	12,016	11,016	8,188	12,912	12,126	10,657	9,907	11,327	10,138	9,214	8,754	7,010	9,307	10,000
Average Annual Return, Percent		(26.09%)	(4.40%)	0.31%
MSCI EM Latin America Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EM Latin America Index
Account Value		$ 10,347	$ 10,347	$ 10,347	11,848	14,051	12,549	10,588		9,665	9,720	11,517	10,577	7,947	12,270	11,766	10,446	9,934	11,181	9,950	9,036	8,652	6,896	9,362	10,000
Average Annual Return, Percent		(26.38%)	(3.36%)	0.34%
Nasdaq JapanTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq JapanTM Index
Account Value		$ 18,085	$ 18,085	$ 18,085	17,643	16,917	15,834	14,083		13,434	16,670	16,739	16,492	13,543	14,722	13,278	12,411	14,015	14,306	12,636	11,438	10,569	11,064	11,378	10,000
Average Annual Return, Percent		6.90%	4.20%	6.10%
MSCI Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index
Account Value		$ 18,331	$ 18,331	$ 18,331	17,982	16,921	15,893	14,065		13,454	16,875	16,804	16,592	13,461	14,493	13,056	12,117	13,627	13,909	12,331	11,218	10,347	10,958	11,362	10,000
Average Annual Return, Percent		8.31%	4.81%	6.25%
MSCI Germany Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Germany Index
Account Value		$ 14,967	$ 14,967	$ 14,967	14,334	13,578	13,016	11,041		10,140	14,217	14,728	13,496	11,176	12,099	11,473	10,018	11,921	12,872	11,625	10,081	9,032	9,811	10,223	10,000
Average Annual Return, Percent		10.22%	4.34%	4.12%
Nasdaq GermanyTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq GermanyTM Index
Account Value		$ 14,581	$ 14,581	$ 14,581	14,039	13,431	12,827	10,935		10,080	14,069	14,783	13,492	11,102	12,026	11,393	9,943	11,941	13,009	11,811	10,201	9,239	9,964	10,267	10,000
Average Annual Return, Percent		8.56%	3.93%	3.84%
MSCI Pacific ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Pacific ex-Japan Index
Account Value		$ 15,407	$ 15,407	$ 15,407	14,834	14,731	13,884	13,840		13,117	14,713	15,403	14,054	11,478	13,190	13,153	11,144	12,173	12,424	11,200	9,870	9,379	9,153	10,058	10,000
Average Annual Return, Percent		4.59%	3.15%	4.42%
Nasdaq Developed Markets Asia Pacific Ex JapanTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Developed Markets Asia Pacific Ex-JapanTM Index
Average Annual Return, Percent	[1]	(3.86%)	2.40%
MSCI India Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI India Index
Account Value		$ 23,095	$ 23,095	$ 23,095	24,279	20,770	18,071	17,193		15,830	18,678	16,628	14,797	10,635	12,805	12,819	11,903	11,876	12,841	11,154	9,254	9,495	9,388	10,159	10,000
Average Annual Return, Percent		11.21%	12.52%	8.73%
Nasdaq Developed Markets Ex USTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Developed Markets Ex-USTM Index
Account Value		$ 16,362	$ 16,362	$ 16,362	16,447	15,830	14,897	13,475		12,818	15,949	15,751	14,363	11,612	13,102	12,200	10,767	12,272	12,674	11,480	10,111	9,565	9,814	10,476	10,000
Average Annual Return, Percent		3.35%	4.54%	5.05%
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Account Value		$ 16,699	$ 16,699	$ 16,699	16,741	15,950	15,051	13,524		12,819	15,779	15,400	14,010	11,526	13,022	12,187	10,631	12,031	12,374	11,240	9,963	9,407	9,696	10,434	10,000
Average Annual Return, Percent		4.70%	5.10%	5.26%
Nasdaq SwitzerlandTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq SwitzerlandTM Index
Account Value		$ 17,131	$ 17,131	$ 17,131	17,757	17,489	16,800	15,089		14,659	18,448	16,968	15,531	13,562	13,794	12,760	10,643	11,013	11,807	11,341	9,584	9,694	10,044	10,576	10,000
Average Annual Return, Percent		(2.05%)	4.43%	5.53%
MSCI Switzerland Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Switzerland Index
Account Value		$ 17,370	$ 17,370	$ 17,370	18,027	17,715	16,998	15,312		14,999	18,747	17,179	15,716	13,819	14,078	13,046	10,639	10,893	11,703	11,277	9,553	9,683	10,044	10,580	10,000
Average Annual Return, Percent		(2.00%)	4.29%	5.68%
Nasdaq AlphaDEX Emerging MarketsTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Emerging MarketsTM Index
Average Annual Return, Percent	[2]	5.64%	2.19%
Nasdaq AlphaDEX EuropeTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® EuropeTM Index
Average Annual Return, Percent	[3]	4.65%	3.29%
Nasdaq AlphaDEX ChinaTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® ChinaTM Index
Average Annual Return, Percent	[4]	16.91%	0.39%
Nasdaq AlphaDEX BrazilTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® BrazilTM Index
Average Annual Return, Percent	[5]	(21.66%)	(4.28%)
Nasdaq AlphaDEX United KingdomTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® United KingdomTM Index
Average Annual Return, Percent	[6]	9.26%	3.43%
Nasdaq AlphaDEX EurozoneTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® EurozoneTM Index
Account Value		$ 17,035	$ 17,035	$ 17,035	17,132	16,579	15,906	14,178		13,206	17,622	17,352	15,562	12,389	14,742	13,797	12,058	14,600	15,010	13,123	11,012	9,806	10,402	10,608	10,000
Average Annual Return, Percent		2.76%	2.93%	5.47%
MSCI EMU Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EMU Index
Account Value		$ 16,632	$ 16,632	$ 16,632	17,032	16,205	15,536	13,182		11,998	16,046	15,790	14,130	11,483	13,097	12,328	10,630	12,386	12,792	11,714	9,989	9,142	9,858	10,389	10,000
Average Annual Return, Percent		2.64%	4.89%	5.22%
Nasdaq AlphaDEX Latin AmericaTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Latin AmericaTM Index
Average Annual Return, Percent	[7]	(21.72%)	(2.15%)
Nasdaq AlphaDEX JapanTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® JapanTM Index
Average Annual Return, Percent	[8]	6.50%	3.51%
Nasdaq AlphaDEX GermanyTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® GermanyTM Index
Average Annual Return, Percent	[9]	1.75%	(0.04%)
Nasdaq AlphaDEX Asia Pacific Ex JapanTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index
Average Annual Return, Percent	[1]	5.27%	3.98%
NIFTY 50 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NIFTY 50 Equal Weight Index
Average Annual Return, Percent	[10]	7.73%	16.11%
NIFTY 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NIFTY 50 Index
Account Value		$ 23,850	$ 23,850	$ 23,850	24,738	22,319	19,637	18,470		16,797	19,473	17,544	15,768	11,171	14,016	13,850	12,528	12,430	13,017	11,602	9,436	9,553	9,261	10,099	10,000
Average Annual Return, Percent		7.00%	11.41%	9.08%
Nasdaq Emerging Markets Small CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Emerging Markets Small CapTM Index
Account Value		$ 17,215	$ 17,215	$ 17,215	17,106	16,614	15,398	14,638		14,301	16,975	17,450	14,772	11,302	12,831	12,400	11,220	12,490	13,439	11,895	10,186	9,594	9,086	10,608	10,000
Average Annual Return, Percent		3.63%	6.06%	5.58%
Nasdaq AlphaDEX Emerging Markets Small CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Emerging Markets Small CapTM Index
Average Annual Return, Percent	[11]	6.15%	5.93%
Nasdaq AlphaDEX Developed Markets Ex USTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Developed Markets Ex-USTM Index
Average Annual Return, Percent	[12]	7.92%	3.69%
Nasdaq AlphaDEX SwitzerlandTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® SwitzerlandTM Index
Average Annual Return, Percent	[13]	(0.72%)	5.93%
Nasdaq AlphaDEX Developed Markets Ex US Small CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index
Average Annual Return, Percent	[14]	4.20%	4.98%
Nasdaq Developed Markets Ex US Small CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Developed Markets Ex-US Small CapTM Index
Account Value		$ 15,754	$ 15,754	$ 15,754	$ 15,467	$ 15,372	$ 14,376	$ 13,607		$ 13,040	$ 16,622	$ 16,870	$ 15,346	$ 11,794	$ 13,817	$ 12,652	$ 11,573	$ 13,787	$ 14,173	$ 12,666	$ 10,989	$ 10,357	$ 10,334	$ 10,765	$ 10,000
Average Annual Return, Percent		2.47%	2.66%	4.65%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[3]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[4]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[5]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[6]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[7]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[8]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[9]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[10]	On April 17, 2018, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Taiwan Index to the NIFTY 50 Equal Weight Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the Nasdaq AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.
[11]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[12]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[13]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[14]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.